Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in YPF's Net Proved Reserves (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2023 ft³ MMBoe Bcf MMBbls	Dec. 31, 2022 MMBoe Bcf MMBbls	Dec. 31, 2021 MMBoe MMBbls Bcf
Disclosure of information about consolidated structured entities [Line Items]
Estimated crude oil production	12	12	11
Estimated natural gas liquids production	2	2	1
Estimated natural gas production | Bcf	54	57	53
Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Estimated proved crude oil reserves	72	82	92
Estimated proved natural gas liquids reserves	10	11	8
Estimated proved natural gas reserves | Bcf	292	335	288
Estimated barrel of oil equivalent production | MMBoe	24	24	22
Estimated Proved oil equivalent reserves | MMBoe	134	153	151
Estimated proved natural gas reserves consumed as fuel | Bcf	282	299	337
Oil equivalent [Member]
Disclosure of information about consolidated structured entities [Line Items]
Natural gas converted to barrel of oil equivalent | ft³	5,615